Segment Disclosures and Concentration - Summary of Revenues and Total Property and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 661,031	$ 810,752	$ 1,852,362	$ 2,749,369	$ 3,415,865	$ 3,458,592	$ 1,821,751
Property and equipment	7,640,098		7,640,098		8,586,761	9,494,785
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	305,969	385,164	812,924	1,367,268	1,685,274	1,874,589	1,073,680
Property and equipment	4,168,197		4,168,197		4,752,834	5,825,644
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	91,685	94,804	246,631	336,285	421,252	466,202	275,615
Property and equipment	905,337		905,337		1,020,575	905,966
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	50,369	65,479	162,585	190,392	250,733	174,120	44,282
Property and equipment	505,932		505,932		525,046	350,623
Greater China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		69,340		206,261	206,261	228,537	99,529
Property and equipment						395,290
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	213,008	$ 195,965	630,222	$ 649,163	852,345	715,144	$ 328,645
Property and equipment	$ 2,060,632		$ 2,060,632		$ 2,288,306	$ 2,017,262